Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.30%
New York–100.78%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2048	$2,585	$2,570,395
Series 2018 B, RB(a)	5.00%	12/15/2033	285	292,723
Series 2018 B, RB(a)	5.00%	12/15/2034	250	255,952
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	940	841,988
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,847,416
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,100,153)(b)(c)	4.00%	07/01/2029	1,195	630,363
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,130,111)(b)(c)	4.00%	07/01/2030	1,245	656,738
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,156,008)(b)(c)	4.00%	07/01/2031	1,295	683,113
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $640,130)(b)(c)	4.00%	07/01/2041	1,000	527,500
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $17,480,020)(b)(c)	4.00%	07/01/2051	17,805	9,392,137
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	1,863,231
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,308,848
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,728,858
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	2,875,423
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,746,776
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,299,385
Series 2020 B, RB	4.00%	11/01/2055	5,000	3,982,917
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(d)	0.00%	07/15/2034	3,685	2,498,979
Series 2016 A, Ref. RB	5.00%	07/15/2042	32,650	32,378,499
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,471,204
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	4.50%	06/01/2027	640	644,408
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	142,854
Series 2018, Ref. RB	5.00%	10/01/2033	150	152,667
Series 2018, Ref. RB	5.00%	10/01/2037	500	502,987
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,035,749
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	824,979
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	300,374
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	150,186
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	210,258
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	245,299
Build NYC Resource Corp.;
Series 2025, RB(e)	5.63%	07/01/2045	1,000	980,574
Series 2025, RB(a)	5.50%	07/01/2050	5,750	5,847,644
Series 2025, RB(a)	5.50%	07/01/2055	6,750	6,820,731
Series 2025, RB(e)	6.00%	07/01/2060	3,000	2,998,332
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(e)	5.50%	09/01/2045	3,050	3,051,328
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	625	580,835
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,525,482
Series 2018, RB	5.00%	06/01/2048	2,415	2,258,159
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	4,700	4,432,366
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	$45	$38,843
Series 2019, RB	4.00%	07/01/2049	3,300	2,769,869
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,288,505
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	3,000	2,920,373
Series 2022, RB(e)	5.75%	06/01/2062	3,250	3,105,032
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	507,220
Series 2022 A, RB	5.00%	07/01/2056	450	410,218
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,702,017
Series 2023, RB	5.25%	07/01/2062	7,500	7,339,714
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	888,952
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,502,521
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,013,024
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(e)	5.00%	06/01/2047	1,250	1,129,986
Series 2017 A, RB(e)	5.00%	06/01/2052	1,000	873,283
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	1,100	1,075,554
Series 2019, RB(e)	5.75%	02/01/2049	1,330	1,237,853
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(e)	4.00%	06/15/2041	610	512,941
Series 2021 A, RB(e)	4.00%	06/15/2051	735	561,083
Series 2021 A, RB(e)	4.00%	06/15/2056	530	392,585
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	5.00%	01/01/2035	4,350	4,351,134
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(e)	5.00%	06/01/2051	1,500	1,196,404
Series 2021 A, RB(e)	5.00%	06/01/2056	1,250	972,172
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(e)	4.00%	11/01/2041	1,775	1,508,711
Series 2021 A, RB(e)	4.00%	11/01/2051	1,000	779,388
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	3,400	3,028,991
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	9,700	9,955,561
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,092,934
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.50%	06/15/2053	2,125	2,088,902
Series 2023, RB(e)	5.50%	06/15/2063	1,375	1,327,567
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(e)	6.50%	07/01/2052	9,820	9,563,791
Series 2022, RB(e)	6.50%	07/01/2057	10,785	10,413,903
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	980	966,056
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,288,311
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,165
Series 2014, RB	5.00%	05/01/2039	250	250,066
Chautauqua (City & County of), NY Utility District; Series 2006, GO Bonds	5.00%	06/01/2025	105	105,000
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,335	1,337,361
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(e)	4.75%	07/01/2043	1,000	951,181
Series 2025, RB(e)	5.00%	07/01/2046	1,000	966,685
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(d)	0.00%	06/01/2027	1,000	937,656
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,014,003
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,524,343
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	4.00%	07/01/2036	$1,040	$1,012,817
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,100,844
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	9,275	8,844,663
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	9,370	7,911,630
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,740	5,876,319
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	720	690,362
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,010	1,833,224
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,664,315
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,114,219
Series 2005 D, RB(d)	0.00%	06/01/2055	194,300	14,589,870
Series 2006 A, RB(d)(e)	0.00%	06/01/2060	200,000	9,425,100
Franklin (County of), NY Solid Waste Management Authority; Series 2019, RB(a)	4.00%	06/01/2027	180	180,861
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	25,000	24,860,672
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(e)	5.50%	07/01/2044	5,495	4,705,676
Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,687,464
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.80%	12/01/2044	9,530	9,591,946
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,395	1,396,413
Series 2014, RB	5.00%	07/01/2034	1,500	1,500,674
Series 2014, RB	5.00%	07/01/2039	1,250	1,249,976
Series 2014, RB	5.00%	07/01/2044	1,000	1,001,003
Series 2017, Ref. RB	5.00%	07/01/2035	730	736,795
Series 2017, Ref. RB	5.00%	07/01/2036	570	574,293
Series 2017, Ref. RB	5.00%	07/01/2038	650	651,864
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	27,920	28,061,524
Series 2017 A, Ref. RB	4.00%	02/15/2044	34,315	30,922,056
Series 2017 A, Ref. RB	5.00%	02/15/2045	10,000	10,019,520
Series 2017 A, Ref. RB (INS - AGI)(g)	4.00%	02/15/2047	13,445	12,005,780
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	803,402
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	675	675,999
Long Island (City of), NY Power Authority;
Series 2017, RB	5.00%	09/01/2042	11,500	11,559,644
Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,181,811
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	5,500	5,586,066
Series 2023 E, RB	5.00%	09/01/2053	11,000	11,132,011
Metropolitan Transportation Authority;
Series 2015 A-2, RB(h)	5.00%	05/15/2030	18,000	18,756,257
Series 2016 C-1, RB	5.00%	11/15/2056	20,440	19,922,737
Series 2016 C-1, RB	5.25%	11/15/2056	10,000	9,994,440
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	21,114,249
Series 2022 A, RB	4.00%	11/15/2051	7,365	6,491,562
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	29,575	29,558,636
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,035,155
Series 2017 A-1, RB	5.25%	11/15/2057	5,565	5,597,269
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,085,811
Series 2019 C, RB (INS - AGI)(g)	4.00%	11/15/2045	560	487,562
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,225,763
Series 2024 A, RB	5.00%	11/15/2049	2,760	2,823,556
Series 2024 A, Ref. RB	5.50%	11/15/2047	12,000	12,617,309
Series 2024 A, Ref. RB	5.25%	11/15/2049	1,000	1,025,443
Series 2024 B-2, Ref. RB	5.00%	11/15/2046	5,000	5,147,945
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024, Ref. RB	5.00%	11/15/2052	$2,000	$2,039,404
Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,114,679
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2054	3,215	2,758,144
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	375,266
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGI)(g)	5.00%	01/15/2038	890	890,736
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,069
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	1,972,660
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(a)	6.50%	12/01/2042	1,960	1,654,320
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(e)	5.88%	07/01/2052	1,000	976,816
Series 2022, RB(e)	6.00%	07/01/2057	1,000	985,459
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,470	7,812,927
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	12,089,888
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	500	514,615
Series 2024, Ref. RB	5.25%	06/01/2054	500	509,253
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(d)(e)	0.00%	06/01/2061	400,000	17,378,360
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	23,672,800
Series 2016 A, RB	5.00%	11/15/2056	79,985	77,960,868
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGI)(g)	5.00%	07/01/2049	9,670	9,791,607
Series 2019 A, GO Bonds (INS - AGI)(g)	5.00%	04/01/2049	11,600	11,759,349
Series 2024 A, GO Bonds	4.00%	04/01/2054	6,000	5,140,797
Nassau (County of), NY Industrial Development Agency(d)	0.00%	01/01/2058	546	5
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	300,035
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,217,261
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	805	791,283
Series 2006 A-3, RB	5.00%	06/01/2035	750	674,666
Series 2006 A-3, RB	5.13%	06/01/2046	615	516,635
Series 2006 C, RB(d)	0.00%	06/01/2046	105,975	21,340,186
Series 2006 D, RB(d)	0.00%	06/01/2060	623,215	36,235,964
Series 2006 E, RB(d)	0.00%	06/01/2060	40,000	2,142,912
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	11,539,673
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,250,001
New York & New Jersey (States of) Port Authority;
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2034	3,500	3,506,660
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	6,855,023
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	16,604,095
Series 2019, RB	4.00%	11/01/2041	600	563,522
Series 2019, RB(a)	4.00%	11/01/2047	9,120	7,735,704
Series 2020 221, RB(a)	4.00%	07/15/2060	33,975	27,297,078
Series 2022, RB(a)	5.00%	01/15/2052	13,000	13,016,678
Series 2024, Ref. RB	5.00%	07/15/2054	3,000	3,063,263
Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,079,465
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	4,855	4,858,198
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2041	1,350	1,381,866
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2042	2,250	2,284,380
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2043	6,000	6,077,792
Two Hundred Thirty Eighth Series 2023, Ref. RB(a)	5.00%	07/15/2038	5,800	5,996,980
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,086,516
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	$16,230	$13,610,374
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	8,280,495
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	4,960	4,124,695
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,049
Series 1997 C, GO Bonds (INS - NATL)(g)	5.50%	11/15/2037	10	10,017
Series 2002 D, GO Bonds	5.25%	06/01/2027	145	145,249
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,627
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,009
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	607,196
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	30,000	25,866,837
Series 2020 D-1, GO Bonds (INS - BAM)(g)(i)(j)	4.00%	03/01/2050	28,830	25,023,154
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	8,613,678
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	18,000	15,801,932
Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	5,682,163
Series 2024 C, GO Bonds	5.25%	03/01/2053	20,000	20,677,976
Series 2024 D, GO Bonds	4.00%	04/01/2045	2,000	1,788,579
Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,332,987
Series 2025 E, GO Bonds	5.25%	08/01/2050	2,000	2,079,809
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	890,996
Subseries 2021 F-1, GO Bonds(j)	5.00%	03/01/2050	10,000	10,083,748
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,659,680
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,128,595
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	4,908,643
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,389,159
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,131,441
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,530,080
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,700	4,945,606
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	11,835	12,290,869
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,000	854,848
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	5,000	5,207,607
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	4,250	4,412,386
New York (City of), NY Industrial Development Agency; Series 2025 BB, RB	5.00%	06/15/2048	4,750	4,881,608
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	490	439,679
Series 1998, RB	6.38%	11/01/2028	1,225	1,097,990
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	135	130,367
Series 2005 E-2, RB	6.13%	11/01/2035	2,195	1,612,354
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	2,055	2,009,038
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	5,425	5,480,324
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGI)(g)	3.00%	03/01/2049	5,100	3,592,800
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	15,980	16,491,932
Series 2017 BB-1, RB	5.00%	06/15/2046	12,830	12,965,396
Series 2019 DD-1, RB	5.25%	06/15/2049	4,930	4,998,017
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	8,385,170
Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	8,629,390
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	8,529,703
Series 2021 CC-1, RB(j)	5.00%	06/15/2051	13,350	13,511,656
Series 2022 CC-1, RB	4.00%	06/15/2052	12,500	10,591,177
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,466,158
Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	9,192,957
Series 2023 D, Ref. RB	4.13%	06/15/2047	5,030	4,585,943
Series 2024 AA, RB	4.00%	06/15/2054	1,500	1,263,840
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 AA-1, RB(j)	5.25%	06/15/2053	$35,000	$36,387,775
Series 2025 BB, RB	5.25%	06/15/2055	5,000	5,204,364
Subseries 2024 BB-1, RB	5.25%	06/15/2054	10,440	10,845,209
Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	5,000	5,239,061
Subseries 2024 CC-1, RB	5.25%	06/15/2054	10,000	10,384,439
New York (City of), NY Transitional Finance Authority;
Series 2018 S-1, RB	5.00%	07/15/2045	27,000	27,223,962
Series 2018 S-3, RB	5.25%	07/15/2045	625	635,573
Series 2019 A-3, RB	4.00%	05/01/2043	11,000	10,086,209
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	736,397
Series 2019 B-1, RB	4.00%	11/01/2042	7,325	6,785,724
Series 2019 B-1, RB	4.00%	11/01/2045	8,795	7,868,935
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,156,533
Series 2020, RB	4.00%	05/01/2045	2,000	1,792,237
Series 2020, RB	4.00%	05/01/2046	23,000	20,431,365
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,444,851
Series 2021 E-1, RB	4.00%	02/01/2046	12,855	11,443,728
Series 2022 C-1, RB	4.00%	02/01/2051	5,000	4,327,776
Series 2022 F-1, RB	5.00%	02/01/2051	8,950	9,023,078
Series 2023 C, RB(i)(j)	5.50%	05/01/2053	24,000	25,304,513
Series 2023 F-1, RB	4.00%	02/01/2051	10,215	8,983,103
Series 2024 A-1, RB(j)	5.00%	05/01/2053	99,465	100,820,847
Series 2024 C, RB	5.00%	05/01/2050	5,000	5,090,038
Series 2024 D, RB	5.50%	05/01/2052	19,505	20,682,232
Series 2024 F-1, RB	5.25%	02/01/2053	5,840	6,050,697
Series 2024, RB	4.13%	05/01/2052	6,200	5,462,619
Series 2025 E, RB	4.13%	11/01/2053	10,000	8,779,366
Series 2025 E, RB	5.00%	11/01/2053	10,000	10,156,938
Series 2025 H, RB	5.25%	11/01/2048	2,250	2,355,961
Series 2025 H, RB	4.50%	11/01/2052	5,000	4,711,713
Subseries 2016 F-3, RB	3.25%	02/01/2041	10,000	8,245,461
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	5,000	5,154,059
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	150	147,668
Series 2021 A, RB	4.00%	01/01/2039	175	169,794
Series 2021 A, RB	4.00%	01/01/2040	300	285,719
Series 2021 A, RB	4.00%	01/01/2041	220	206,242
New York (State of) Dormitory Authority;
Series 2017, Ref. RB(e)	5.00%	12/01/2031	1,000	998,700
Series 2018 A, RB	5.00%	07/01/2048	5,890	5,952,966
Series 2019 A, RB	4.00%	07/01/2045	25,280	22,740,214
Series 2019 C, RB(j)	4.00%	07/01/2049	22,500	19,377,725
Series 2020 A, RB(j)	4.00%	03/15/2046	30,485	26,941,667
Series 2020 A, Ref. RB	4.00%	03/15/2043	2,130	1,930,114
Series 2020 A, Ref. RB	4.00%	03/15/2048	39,225	34,208,126
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,305	6,393,986
Series 2021 A, Ref. RB	4.00%	03/15/2047	11,305	9,888,359
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	9,601,625
Series 2022 A, RB(i)(j)	4.00%	03/15/2049	46,305	39,875,097
Series 2022 A, RB (INS - BAM)(g)	4.25%	10/01/2051	5,500	4,917,038
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,099,996
Series 2024 A, GO Bonds	5.00%	03/15/2055	8,000	8,134,129
Series 2024 A, RB (INS - AGI)(g)	4.13%	10/01/2048	1,000	888,728
Series 2024 A, RB	5.50%	05/01/2049	2,250	2,291,893
Series 2024 A, RB	5.50%	05/01/2056	3,350	3,386,646
Series 2024 A, Ref. RB	5.25%	03/15/2048	10,000	10,444,092
Series 2024 A, Ref. RB	5.25%	03/15/2049	1,500	1,561,978
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, Ref. RB	5.25%	03/15/2052	$10,000	$10,387,045
Series 2024 A, Ref. RB	4.00%	03/15/2054	10,000	8,547,493
Series 2024 A, Ref. RB	5.50%	07/01/2054	13,000	13,808,257
Series 2024 B, Ref. RB	4.00%	03/15/2054	5,000	4,280,999
Series 2025 A, Ref. RB	5.00%	03/15/2047	10,000	10,266,913
Series 2025 A, Ref. RB	5.00%	03/15/2049	5,000	5,114,177
Series 2025 B, Ref. RB	5.00%	03/15/2052	31,365	31,949,477
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	1,600	1,550,724
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(e)	5.35%	12/01/2035	8,510	6,785,483
Series 2015 B-1, Ref. RB(e)	6.18%	12/01/2031	3,195	2,917,205
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	645,598
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	623,223
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,103,079
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	10,203,039
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	7,872,201
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	742,487
Series 2012 B, RB	5.00%	07/01/2032	195	193,047
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	610,285
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGI)(g)	5.00%	07/01/2034	20	20,012
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2031	555	632,632
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	123,644
New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	8,698,881
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(g)	5.25%	07/01/2030	25	25,626
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(g)	5.25%	07/01/2028	935	954,235
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	12,755	11,120,125
Series 2020, RB	4.00%	07/01/2050	34,565	28,998,618
New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, RB(j)	4.00%	03/15/2048	21,000	18,284,742
Series 2019 D, RB(j)	4.00%	02/15/2047	13,575	11,882,048
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,798,060
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,106,247
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,349,233
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,931,498
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	6,976,401
Series 2020 A, Ref. RB	4.00%	09/01/2050	38,865	31,274,145
Series 2024, RB	5.50%	11/01/2047	2,165	2,227,960
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(g)	4.50%	05/15/2036	30	30,009
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,892,356
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,613,950
Series 2016 A, Ref. RB	5.00%	07/01/2046	4,330	4,213,082
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	3,036,895
New York (State of) Dormitory Authority (New York University);
Series 2001-1, RB (INS - BHAC)(g)	5.50%	07/01/2031	1,070	1,159,901
Series 2025 A, Ref. RB	5.25%	07/01/2055	10,000	10,336,740
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB (INS - BAM)(g)	4.00%	05/01/2054	4,285	3,614,901
Series 2024, Ref. RB	5.25%	05/01/2054	30,000	30,420,723
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2032	$1,200	$1,191,880
Series 2017, Ref. RB(e)	5.00%	12/01/2033	1,700	1,676,476
Series 2017, Ref. RB(e)	5.00%	12/01/2037	5,200	4,883,506
New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	501,119
Series 2016, Ref. RB	5.00%	07/01/2046	500	489,630
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,420	5,407,365
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,014,313
Series 2020 A, Ref. RB	5.00%	07/01/2053	13,750	13,957,944
Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,059,260
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	181,783
Series 2021, RB	5.00%	07/01/2051	750	619,610
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,065,930
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	16,140	10,978,128
Series 2017 A-2, RB(e)	5.38%	09/01/2050	23,695	17,255,469
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(c)(e)	5.38%	10/01/2042	7,540	5,663,943
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,709,371
Series 2022, Ref. RB	5.00%	07/01/2057	12,000	9,842,820
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	3,500	3,506,075
Series 2024, RB (INS - AGI)(g)	5.50%	10/01/2054	31,250	32,657,134
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,855,768
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,384,928
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,760,207
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,015,965
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	22,276,929
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	2,988,021
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,750,864
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	3,965,320
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,806,318
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	2,001,829
Series 2024 A-1, RB	5.00%	06/15/2054	7,575	7,577,921
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	98,545
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,003
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,014,479
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,617,495
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,505,915
Series 2023-255, RB	4.88%	10/01/2048	2,000	2,004,242
New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(i)(j)	4.00%	11/15/2060	39,155	32,718,141
Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	11,406,712
Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	10,556,163
Series 2024 A, RB	4.00%	11/15/2054	5,000	4,245,894
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(g)	5.13%	11/15/2058	18,000	18,310,234
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2051	$27,580	$27,591,741
Series 2016 A, RB	5.25%	01/01/2056	5,445	5,417,308
Series 2019 B, RB	4.00%	01/01/2050	13,815	11,909,264
Series 2019 B, RB (INS - AGI)(g)	4.00%	01/01/2050	45,000	39,076,038
Series 2020 N, RB	4.00%	01/01/2044	10,000	8,999,192
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,222,797
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	3,679,854
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	10,000	10,085,562
Series 2022 C, RB	5.00%	03/15/2055	8,750	8,807,186
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,171,452
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	7,271,997
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	12,770,121
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	15,829,512
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	8,991,165
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,323,536
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,450,730
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	7,000	7,181,599
Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,115,798
Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	10,000	10,277,667
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	862,746
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,522,918
New York City Housing Development Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	1,250	1,269,073
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	4,500	4,575,448
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	22,140	21,750,816
Series 2024 C-1, RB	4.50%	08/01/2054	2,000	1,868,619
Series 2025 A-1, RB	4.80%	11/01/2055	16,755	16,326,868
New York City Transitional Finance Authority; Series 2025, RB(j)	5.50%	05/01/2053	15,000	15,928,958
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2045	19,625	19,314,487
Series 2016 B, RB(d)	0.00%	11/15/2044	3,270	1,151,027
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	210	210,061
Series 2000 A, RB	6.63%	06/01/2042	17,070	17,070,608
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	25	25,473
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	11,185	9,578,614
Series 2005 D, RB(d)	0.00%	06/01/2050	66,335	14,312,798
Series 2005 E, RB(d)	0.00%	06/01/2055	165,210	13,601,062
Series 2010 A, RB(e)	6.25%	06/01/2041	31,214	29,936,486
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	49,420	21,546,912
Series 2005 S-2, RB(d)	0.00%	06/01/2050	6,770	1,002,582
Series 2005 S-3, RB(d)	0.00%	06/01/2055	219,195	17,685,661
Series 2005 S4B, RB(d)(e)	0.00%	06/01/2060	715,900	29,120,521
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	7,549,710
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,277,232
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,005,280
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	870,720
New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,100,956
Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,216,477
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	$16,000	$17,862,362
Series 2007, RB	5.50%	10/01/2037	1,070	1,209,180
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	19,323,479
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(h)	5.13%	09/03/2030	2,700	2,759,198
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority);
Series 2017, RB	5.00%	06/15/2047	6,090	6,128,783
Series 2023, Ref. RB	5.00%	06/15/2053	6,910	7,084,305
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(k)	5.50%	04/15/2035	615	706,171
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	6,825	6,104,414
Series 2020 A, RB	4.00%	03/15/2049	36,685	31,809,017
Series 2020 C, Ref. RB	4.00%	03/15/2045	16,000	14,322,058
Series 2020 E, Ref. RB	3.00%	03/15/2047	3,740	2,677,197
Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,063,964
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	16,515	13,199,563
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	21,000	18,559,128
Series 2021, Ref. RB	4.00%	03/15/2047	10,000	8,774,524
New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	7,965	7,285,366
Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	9,139,854
Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	11,767,122
Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	8,786,853
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	7,340	7,339,934
Series 2016, Ref. RB(a)	5.00%	08/01/2031	26,190	26,092,175
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	13,140	13,139,377
Series 2020, RB(a)	5.00%	10/01/2040	10,000	9,893,818
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(a)(g)	5.00%	06/30/2049	5,000	4,947,858
Series 2023, RB(a)	6.00%	06/30/2054	11,000	11,539,302
Series 2023, RB (INS - AGI)(a)(g)	5.13%	06/30/2060	31,000	30,707,388
Series 2023, RB(a)	5.38%	06/30/2060	21,050	20,955,399
Series 2024, RB(a)	5.50%	06/30/2054	1,500	1,513,343
Series 2024, RB(a)	5.50%	06/30/2060	29,990	30,040,044
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(g)	4.00%	07/01/2035	6,255	6,150,736
Series 2016 A, RB (INS - AGI)(a)(g)	4.00%	07/01/2036	8,845	8,609,597
Series 2016 A, RB (INS - AGI)(a)(g)	4.00%	07/01/2037	11,875	11,461,852
Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,250,120
Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	14,599,227
Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	42,775,203
Series 2016 A, RB (INS - AGI)(a)(g)	4.00%	01/01/2051	8,900	7,348,060
Series 2016, RB (INS - AGI)(a)(g)	5.00%	07/01/2046	4,990	4,938,510
Series 2023, RB(a)	6.00%	04/01/2035	10,000	10,862,437
Series 2023, RB(a)	5.63%	04/01/2040	15,000	15,384,109
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	576,540
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport); Series 2020, Ref. RB(a)	4.00%	12/01/2042	1,380	1,198,065
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,104,898
Series 2022, RB(a)	5.00%	12/01/2041	11,000	11,067,207
Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,005,408
Series 2024, Ref. RB (INS - AGI)(a)(g)(l)	5.00%	12/31/2054	5,000	3,073,154
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(a)(g)	5.25%	12/31/2054	$40,425	$40,567,692
Series 2024, Ref. RB(a)	5.50%	12/31/2060	5,000	5,024,365
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	5,854,981
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(e)	4.75%	11/01/2042	790	716,988
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	725,146
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	794,149
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	757,721
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	721,794
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,604,592
Series 2014, Ref. RB	5.25%	05/15/2040	275	261,161
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2021 A, RB (INS - AGI)(g)	4.00%	12/01/2046	1,355	1,195,678
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,053,353
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,157,909
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,206,088
Series 2019, Ref. RB	5.00%	07/01/2032	775	764,506
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,309,103
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,363,092
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,311,766
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	6,800,251
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	3,150	3,319,044
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,153,880
Series 2017, Ref. RB	5.00%	05/01/2040	650	642,825
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	4,724
Series 2019, Ref. RB	4.00%	12/01/2047	2,000	1,758,763
Series 2019, Ref. RB	4.00%	12/01/2049	13,850	12,074,149
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	9,790	9,168,682
Series 2025, RB	5.50%	12/01/2056	5,000	5,306,577
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,146,614
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,157,327
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,819,303
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,595,359
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	6,609,416
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	1,945	1,949,183
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,498,043
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2036	2,500	2,503,268
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,200	1,201,893
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	5,000	5,572,886
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	729,542
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	3,720	1,107,090
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	25,000	1,786,323
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	3,515	3,508,554
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,029,192
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	$270	$277,819
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	154,344
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	107,402
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	306,863
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	305,145
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	152,572
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	227,050
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	151,367
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	671,073
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	235,376
Series 2021 A, Ref. RB	5.00%	09/01/2040	250	247,191
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	148,315
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	321,325
Series 2021 A, Ref. RB	5.00%	09/01/2041	300	292,113
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	544,977
Series 2022, Ref. RB	5.25%	07/01/2041	440	452,285
Series 2022, Ref. RB	5.25%	07/01/2042	425	434,081
Series 2022, Ref. RB	5.25%	07/01/2047	3,820	3,838,087
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,503,887
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	170	161,747
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,680	3,210,408
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,162
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	155	155,100
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,725,026
Series 2024, RB	6.00%	12/01/2053	10,000	10,225,265
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,265	2,045,312
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(e)	5.35%	11/01/2049	34,805	33,315,840
Series 2016 B-2, RB(e)	5.35%	11/01/2049	5,820	5,570,987
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(b)	5.00%	07/01/2032	3,125	687,500
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,569,909
Series 2023 A, RB	4.13%	05/15/2053	7,125	6,163,756
Series 2023, RB(j)	5.00%	05/15/2051	47,685	48,161,850
Series 2024 A-1, RB	5.00%	05/15/2049	4,600	4,704,782
Series 2024 A-1, RB	5.25%	11/15/2051	4,000	4,152,078
Series 2024 A-1, RB	5.25%	05/15/2059	15,230	15,798,376
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	25,743,441
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	5,350	5,610,131
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	4.00%	11/15/2048	13,655	11,713,682
Series 2019 C, RB	4.00%	11/15/2043	21,500	19,608,286
Series 2020 A, RB	5.00%	11/15/2049	5,000	5,030,202
Series 2020 A, RB	5.00%	11/15/2054	4,850	4,864,249
Series 2021 A, RB(j)	5.00%	11/15/2051	10,000	10,060,195
Series 2021 A, RB	5.00%	11/15/2056	11,570	11,603,112
Series 2022 A, Ref. RB	5.00%	05/15/2057	14,470	14,593,549
Series 2023 A, RB	4.25%	05/15/2058	2,825	2,476,668
Series 2023 A, RB(j)	4.25%	05/15/2058	10,000	8,766,967
Series 2023 A, RB(j)	5.25%	05/15/2058	10,000	10,352,213
Series 2023 A, RB(j)	4.50%	05/15/2063	40,000	36,465,384
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024, RB(j)	5.25%	05/15/2064	$50,000	$51,681,595
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	10,000	10,359,810
Series 2025, RB (INS - AGI)(g)	4.50%	12/01/2056	4,500	4,142,707
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,930	12,290,599
Series 2016 B, Ref. RB	5.00%	06/01/2048	4,345	3,796,993
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	16,420,465
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	600	492,432
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(e)	7.00%	06/01/2046	470	487,328
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	3,846	3,532,349
Westchester County Industrial Development Agency; Series 2025, RB(e)	6.20%	12/01/2042	5,500	5,266,391
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	1,923,976
Series 2020 A, Ref. RB	5.13%	07/01/2055	5,000	3,822,702
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,452,654
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	526,609
Series 2022, Ref. RB	5.00%	01/01/2037	525	542,829
Series 2022, Ref. RB	5.00%	01/01/2041	520	525,786
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,500,769
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,422,398
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	10,340	9,430,685
Series 2021, Ref. RB(e)	4.50%	07/01/2056	8,200	6,453,634
Series 2021, Ref. RB(e)	5.00%	07/01/2056	5,000	4,347,313
Westchester County Local Development Corp. (Sarah Lawrence College); Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,147,124
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(e)	5.00%	06/01/2030	1,500	1,500,000
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	20,765	18,624,556
Series 2023, RB (INS - AGI)(g)	5.00%	11/01/2047	2,875	2,928,971
Series 2023, RB (INS - AGI)(g)	5.75%	11/01/2048	2,000	2,145,741
Series 2023, RB (INS - AGI)(g)	5.75%	11/01/2049	2,125	2,273,127
Series 2023, RB (INS - AGI)(g)	5.00%	11/01/2051	2,750	2,754,404
Series 2023, RB	6.25%	11/01/2052	2,560	2,734,211
Series 2023, RB (INS - AGI)(g)	5.75%	11/01/2053	1,000	1,065,054
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	18,025	15,751,995
Series 2016 C, Ref. RB	5.13%	06/01/2051	4,000	3,375,800
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	6,390	5,509,305
Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(g)	5.00%	11/15/2040	1,680	1,777,900
Series 2022 F, GO Bonds (INS - BAM)(g)	5.00%	11/15/2042	1,105	1,149,902
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	413,681
Series 2019 A, RB	5.00%	10/15/2049	640	590,472
				4,139,591,792
Puerto Rico–8.07%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,235	1,246,913
Series 2002, RB	5.63%	05/15/2043	2,125	2,149,456
Series 2005 A, RB(d)	0.00%	05/15/2050	20,000	3,645,076
Series 2008 A, RB(d)	0.00%	05/15/2057	633,850	38,049,508
Series 2008 B, RB(d)	0.00%	05/15/2057	574,600	32,447,605
PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	697	394,521
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	$3,424	$2,320,896
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,479	1,480,656
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,014,350
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,028,226
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,004,094
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,332,740
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,392	2,259,266
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,897,256
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,392,895
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	12,530	10,305,588
Subseries 2022, RN(d)	0.00%	11/01/2043	10,678	6,420,267
Subseries 2022, RN(d)	0.00%	11/01/2051	24,209	12,497,890
Subseries 2022, RN(d)	0.00%	11/01/2051	7,378	2,434,726
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	377	358,626
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $73,179)(c)	6.63%	01/01/2027	63	62,753
Series 2023 A, RB (Acquired 05/26/2000; Cost $574,484)(c)	6.63%	01/01/2028	484	477,068
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	530	530,484
Series 2012, Ref. RB	5.00%	10/01/2042	200	178,819
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 09/23/2011-12/28/2011; Cost $4,250,486) (INS - NATL)(c)(g)	5.00%	07/01/2033	4,405	4,380,129
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	42,926	13,780,718
Series 2018 A-1, RB(d)	0.00%	07/01/2051	50,840	12,002,078
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	12,235,936
Series 2018 A-1, RB	5.00%	07/01/2058	31,456	29,554,661
Series 2019 A-2, RB	4.33%	07/01/2040	13,300	12,419,737
Series 2019 A-2, RB	4.54%	07/01/2053	976	845,752
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	11,708,385
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 06/18/2007-07/31/2013; Cost $6,862,860)(c)	5.00%	06/01/2030	7,280	7,034,799
Series 2006 Q, RB (Acquired 03/23/2007-02/06/2019; Cost $4,550,853)(c)	5.00%	06/01/2026	4,555	4,523,316
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,554,016
Series 2006 Q, RB (Acquired 12/01/2006-10/03/2011; Cost $67,135,814)(c)	5.00%	06/01/2036	67,190	63,624,670
				331,593,876
Virgin Islands–0.35%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	654,264
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	9,250	9,189,089
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(e)(h)(k)	5.00%	09/01/2025	770	773,529
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(g)	5.00%	10/01/2032	2,115	2,120,333
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2044	1,500	1,523,907
				14,261,122
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,270	3,165,362
Guam–0.02%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	750	738,660
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	240	241,144
				979,804
Total Municipal Obligations (Cost $4,852,620,680)				4,489,591,956
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(m) (Cost $15,610)	12.50%	03/04/2026	$16	$15,294
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(m)			10,641	0
TOTAL INVESTMENTS IN SECURITIES(n)–109.30% (Cost $4,852,636,290)				4,489,607,250
FLOATING RATE NOTE OBLIGATIONS–(9.67)%
Notes with interest and fee rates ranging from 2.51% to 2.57% at 05/31/2025 and contractual maturities of collateral ranging from 03/15/2046 to 05/15/2064(o)				(397,015,000)
BORROWINGS–(0.25)%				(10,200,000)
OTHER ASSETS LESS LIABILITIES–0.62%				25,365,785
NET ASSETS–100.00%				$4,107,758,035
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $12,577,351, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2025 was $97,656,529, which represented 2.38% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $310,054,467, which represented 7.55% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $69,130,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.92%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $541,628,275 are held by TOB Trusts and serve as collateral for the $397,015,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,489,591,956	$—	$4,489,591,956
U.S. Dollar Denominated Bonds & Notes	—	—	15,294	15,294
Preferred Stocks	—	—	0	0
Total Investments	$—	$4,489,591,956	$15,294	$4,489,607,250
Invesco Rochester® New York Municipals Fund